UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      GARNET EQUITY CAPITAL HOLDINGS, INC.

Address:   825 Third Avenue, 40th Floor
           New York, NY 10022


Form 13F File Number: 28-12687


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph A. Cohen
Title:  President
Phone:  (212) 755-7577

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph A. Cohen                New York, NY                       7/27/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $      107,690
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                      VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BED BATH & BEYOND INC       COM            075896100    2,410   65,000 SH       SOLE                 65,000      0    0
BEST BUY INC                COM            086516101    2,726   80,500 SH       SOLE                 80,500      0    0
BRIGGS & STRATTON CORP      COM            109043109    2,298  135,000 SH       SOLE                135,000      0    0
CITIGROUP INC               COM            172967101    1,880  500,000 SH       SOLE                500,000      0    0
COLGATE PALMOLIVE CO        COM            194162103    4,332   55,000 SH       SOLE                 55,000      0    0
COWEN GROUP INC NEW         CL A           223622101      941  229,630 SH       SOLE                229,630      0    0
ENERGY TRANSFER EQUITY LP   COM UT LTD PTN 29273V100    1,519   45,000 SH       SOLE                 45,000      0    0
EXPEDIA INC DEL             COM            30212P105    3,133  166,800 SH       SOLE                166,800      0    0
EXPEDITORS INTL WASH INC    COM            302130109    2,071   60,000 SH       SOLE                 60,000      0    0
EXXON MOBIL CORP            COM            30231G102    2,854   50,000 SH       SOLE                 50,000      0    0
HOME DEPOT INC              COM            437076102    2,807  100,000 SH       SOLE                100,000      0    0
ISHARES TR                  HIGH YLD CORP  464288513    1,274   15,000 SH       SOLE                 15,000      0    0
KELLOGG CO                  COM            487836108    4,276   85,000 SH       SOLE                 85,000      0    0
KORN FERRY INTL             COM NEW        500643200    1,529  110,000 SH       SOLE                110,000      0    0
LOWES COS INC               COM            548661107    1,634   80,000 SH       SOLE                 80,000      0    0
NUSTAR GP HOLDINGS LLC      UNIT RESTG LLC 67059L102    1,999   65,000 SH       SOLE                 65,000      0    0
PACCAR INC                  COM            693718108    3,102   77,800 SH       SOLE                 77,800      0    0
PEPSICO INC                 COM            713448108    3,048   50,000 SH       SOLE                 50,000      0    0
REGENCY ENERGY PARTNERS L P COM UNITS LP   75885Y107    1,691   70,000 SH       SOLE                 70,000      0    0
RESOURCES CONNECTION INC    COM            76122Q105    1,360  100,000 SH       SOLE                100,000      0    0
SPDR SERIES TRUST           BRCLYS YLD ETF 78464A417    1,513   40,000 SH       SOLE                 40,000      0    0
SPDR S&P 500 ETF TR         UNIT SER 1 S&P 78462F103   43,869  425,000 SH       SOLE                425,000      0    0
SFN GROUP INC               COM            784153108    1,092  200,000 SH       SOLE                200,000      0    0
UNITED PARCEL SERVICE INC   CL B           911312106    2,276   40,000 SH       SOLE                 40,000      0    0
VISA INC                    COM CL A       92826C839    3,538   50,000 SH       SOLE                 50,000      0    0
SPDR GOLD TRUST             GOLD SHS       78463V107    8,518   70,000 SH  CALL SOLE                 70,000      0    0


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